Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments for Operating Leases
Future minimum rental payments required under the operating leases are as follows:

Year ending March 31,

2018	$982,000
2019	977,000
2020	994,000
2021	1,012,000
2022	716,000
Thereafter	910,000

$5,591,000

Rent Expense	Rent expense recorded was as follows:
	For The Years Ended March 31,
	2017	2016

Rent expense	$951,244	$888,278